Business Segment and Geographic Data Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) reportable_segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Net Sales	$ 16,805	$ 17,146	$ 16,952
Number of Reportable Segments | reportable_segment	2
United States
Segment Net Sales	$ 10,400	$ 10,400	$ 9,800
Net Sales Percentage to One Customer | Customer Concentration Risk | Walmart Inc.
Net sales to Walmart, percent	16.00%	15.00%	15.00%